Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash Flows from Operating Activities
Net loss	$ (37,269)
Forge Nano, Inc.
Cash Flows from Operating Activities
Net loss	(11,676,000)	$ (13,983,000)	$ (43,174,000)	$ (26,984,000)
Adjustments to reconcile net loss to net cash, cash equivalents, and restricted cash used in operating activities:
Depreciation and amortization	729,000	700,000	2,822,000	1,354,000
Gain/(loss) on reversal of provision for loss on contract	190,000	24,000	504,000	(2,000)
Amortization of debt discount	72,000	805,000	2,859,000	2,963,000
Loss on extinguishment of debt		3,841,000	3,841,000
Change in fair value of contingent consideration for Sundew ALD acquisition	954,000	608,000	748,000	811,000
Noncash interest expense			0	17,000
Change in fair value of warrant liabilities	206,000	(640,000)	(640,000)	366,000
Amortization of noncash lease expense	722,000	114,000	2,315,000	429,000
Amortization of intangible assets	51,000	51,000	203,000	253,000
Changes in operating assets and liabilities (used in) provided by cash, cash equivalents, and restricted cash:
Accounts receivable	(21,000)	73,000	(344,000)	944,000
Contract assets - unbilled accounts receivable	121,000	(162,000)	(2,926,000)	(2,643,000)
Inventory	(287,000)	(1,248,000)	(1,092,000)	(150,000)
Prepaid expenses and other current assets	535,000	478,000	(544,000)	(157,000)
Deposits	(12,000)	(812,000)	(3,420,000)	(2,964,000)
Accounts payable	1,627,000	5,918,000	380,000	1,175,000
Contract liabilities - deferred revenue	220,000	937,000	114,000	369,000
Accrued and other current liabilities	(316,000)	(382,000)	19,000	(209,000)
Operating lease liabilities	(270,000)	(111,000)	2,566,000	(364,000)
Net cash used in operating activities	(6,745,000)	(3,550,000)	(34,346,000)	(23,772,000)
Cash Flows from Investing Activities
Purchase of property and equipment	(226,000)	(416,000)	(882,000)	(12,553,000)
Net cash used in investing activities	(226,000)	(416,000)	(882,000)	(12,553,000)
Cash Flows from Financing Activities
Cash paid on principal of debt			(7,512,000)
Series D funding issuance costs	(561,000)	(88,000)	(845,000)
Payment of offering costs				(1,011,000)
Cash paid for acquisition (Note 8)			(350,000)	(350,000)
Proceeds from issuance of Series C preferred stock				6,290,000
Proceeds from issuance of Series D convertible note		1,150,000	1,150,000	1,924,000
Proceeds from issuance of Series D preferred stock	15,800,000	28,775,000	39,973,000
Proceeds from warrants exercised				234,000
Proceeds from options exercised			3,000
Net cash provided by financing activities	15,239,000	29,837,000	32,419,000	7,087,000
Net Decrease in Cash, Cash Equivalents, and Restricted Cash	8,268,000	25,871,000	(2,809,000)	(29,238,000)
Cash, Cash Equivalents, and Restricted Cash - Beginning of the year	9,429,000	12,238,000	12,238,000	41,476,000
Cash, Cash Equivalents, and Restricted Cash - End of the year	17,697,000	38,109,000	9,429,000	12,238,000
Supplemental Disclosure of Noncash Investing and Financing Transactions
Derivative liability recognized in connection with the issuance of convertible note				393,000
Non-cash portion of warrant exercise		104,000	104,000	918,000
Lease liabilities arising from obtaining right-of-use assets			59,079,000
Non-cash portion of conversion of convertible debt to Series D preferred stock		2,755,000	2,755,000
Fair value of Series D preferred stock in exchange for warrant exercise		3,158,000	3,158,000
Fair value of Series D preferred stock in exchange for debt forgiveness		2,000,000	2,000,000
Forge Nano, Inc. | Employees
Adjustments to reconcile net loss to net cash, cash equivalents, and restricted cash used in operating activities:
Stock-based compensation	391,000	182,000	851,000	620,000
Forge Nano, Inc. | Board of directors
Adjustments to reconcile net loss to net cash, cash equivalents, and restricted cash used in operating activities:
Stock-based compensation	$ 19,000	$ 57,000	$ 572,000	$ 400,000